Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Weighted Average Fair Value of Options, RSUS, and PSUS Granted To Employees
The following tables provide the weighted average fair value of options, RSUs, and PSUs granted to employees during the three months ended March 31, 2023 and the related stock option valuation assumptions used in the Black-Scholes model:
Weighted Average Grant Date Fair Value

March 31, 2023
Stock options	$25
RSUs	72
PSUs	84
Key Assumptions in the Black-Scholes Valuation for Stock Options

March 31, 2023
Risk free rate	3.6%
Dividend yield	—%
Expected volatility	26.5%
Expected term	6.3
Strike price	$71

Schedule of Share-Based Compensation Activity
Share-Based Compensation Activity

	Stock options				RSUs
	Shares (in thousands)	Weighted average exercise price (in dollars)	Weighted average contractual term (in years)	Intrinsic value (in millions)	Shares (in thousands)	Weighted average grant date fair value (in dollars)	Weighted average contractual term (in years)	Intrinsic value (in millions)
Outstanding as of January 4, 2023 (a)	3,738	$90			3,551	$58
Granted	2,037	71			1,612	72
Exercised/Vested	(326)	56			(558)	70
Forfeited	(3)	68			(52)	63
Expired	(5)	143			—	—

Outstanding as of March 31, 2023	5,441	$85	6.6	$57	4,553	$63	2.0	$374

Exercisable as of March 31, 2023	3,182	$94	4.3	$33	N/A	N/A	N/A	N/A

Expected to vest	1,681	$71	9.7	$18	3,817	$54	2.0	$313

(a)
Our common stock began “regular way” trading on The Nasdaq Global Market on January 4, 2023.

The shares outstanding as of January 4, 2023 pertain to GE equity-based awards issued by GE in prior periods to employees of the Company that were converted to GE HealthCare equity-based awards as part of the Spin-Off.

Schedule of Share-based Compensation Expense
The following tables present compensation expense and tax impact recognized as well as other share-based compensation data for the three months ended March 31, 2023.
Share-based Compensation Expense

March 31, 2023
Compensation expense (pre-tax)	$24
Income tax benefits	(8)

Compensation expense (after-tax)	$16

Other Share-based Compensation Data

March 31, 2023
Unrecognized compensation expense (amortized over a weighted average period of 2.0 years)	$212
Cash received from stock options exercised	18
Intrinsic value of stock options exercised and RSU/PSUs vested	48